Fair Value Measurements - Schedule of Estimated Fair Value was Measured Using a Monte Carlo Simulation Method (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-free interest rate	4.50%	2.38%	3.56%	0.96%
Expected term (in years)	5 years 9 months 18 days	6 years	5 years 9 months 18 days	6 years
Expected volatility	86.00%	62.00%	63.00%	65.00%
Revenue Interest Financing and PIPE Conversion Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price	$ 4.3
Risk-free interest rate	5.10%
Expected term (in years)	1 year 9 months 18 days
Expected volatility	90.00%
Earn-Out Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price	$ 4.3
Risk-free interest rate	4.60%
Expected term (in years)	4 years 9 months 18 days
Expected volatility	84.00%